Filed Pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024
Supplement dated June 20, 2024
to the Statement of Additional Information dated August 31, 2023

PTLC PTMC PTEU	Pacer Trendpilot® US Large Cap ETF Pacer Trendpilot® US Mid Cap ETF Pacer Trendpilot® European Index ETF	COWZ CALF GCOW ICOW	Pacer US Cash Cows 100 ETF Pacer US Small Cap Cash Cows 100 ETF Pacer Global Cash Cows Dividend ETF Pacer Developed Markets International Cash Cows 100 ETF
PAEU PIEL PWS	Pacer Autopilot Hedged European Index ETF Pacer International Export Leaders ETF Pacer WealthShield ETF	VIRS	Pacer BioThreat Strategy ETF
each of the above is listed on Cboe BZX Exchange, Inc.

SZNG SZNE ROOM RXRE INDS SRVR PAD
Pacer CFRA-Stovall Global Seasonal Rotation ETF
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Pacer Hotel & Lodging Real Estate ETF
Pacer Healthcare Real Estate ETF
Pacer Industrial Real Estate ETF
Pacer Data & Infrastructure Real Estate ETF
Pacer Apartments & Residential Real Estate ETF
AFTY PTBD PTIN TRND BUL ALTL PAMC
Pacer CSOP FTSE China A50 ETF
Pacer Trendpilot® US Bond ETF
Pacer Trendpilot® International ETF
Pacer Trendpilot® Fund of Funds ETF
Pacer US Cash Cows Growth ETF
Pacer Lunt Large Cap Alternator ETF
Pacer Lunt MidCap Multi-Factor Alternator ETF

PEXL FLRT	Pacer US Export Leaders ETF Pacer Pacific Asset Floating Rate High Income ETF	PALC TRFK SHPP	Pacer Lunt Large Cap Multi-Factor Alternator ETF Pacer Data and Digital Revolution ETF Pacer Industrials and Logistics ETF
each of the above is listed on the NYSE Arca, Inc.

ECOW	Pacer Emerging Markets Cash Cows 100 ETF	HERD	Pacer Cash Cows Fund of Funds ETF
COWG	Pacer US Large Cap Cash Cows Growth Leaders ETF	PTNQ	Pacer Trendpilot® 100 ETF
each of the above is listed on the Nasdaq Stock Market LLC

each a series of Pacer Funds Trust
(collectively, the “Funds”)
Effective June 24, 2024, the standard fixed creation transaction fees and the fixed redemption fees for the Funds, regardless of the number of Creation Units created or redeemed in the transaction, are set forth in the table below. The Funds may adjust the standard fixed creation transaction fees and the fixed redemption fees from time to time. There is no change to the fees for Funds not listed.

Name of Fund	Fixed Creation/Redemption Transaction Fee
Pacer Trendpilot European Index ETF	$1,250	*
Pacer Trendpilot International ETF	$4,000	*
Pacer Global Cash Cows Dividend ETF	$1,000
Pacer Developed Markets International Cash Cows 100 ETF	$1,000
Pacer Data and Digital Revolution ETF	$500
Pacer Industrials and Logistics ETF	$750

*    The fixed creation transaction fee and the fixed redemption fee will be $300 when the Deposit Securities include only U.S. Treasury bills.

Please retain this Supplement with your Statement of Additional Information for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024
Supplement Dated
June 20, 2024

to the

Pacer BlueStar Digital Entertainment ETF (ODDS)
Pacer BlueStar Engineering the Future ETF (BULD)

Statement of Additional Information
dated February 28, 2024

each a series of Pacer Funds Trust
(collectively, the “Funds”)

Effective June 24, 2024, the standard fixed creation transaction fees and the fixed redemption fees for the Funds, regardless of the number of Creation Units created or redeemed in the transaction, are set forth in the table below. The Funds may adjust the standard fixed creation transaction fees and the fixed redemption fees from time to time. There is no change to the fees for Funds not listed.

Name of Fund	Fixed Creation/Redemption Transaction Fee
Pacer BlueStar Digital Entertainment ETF	$500
Pacer BlueStar Engineering the Future ETF	$500

Please retain this Supplement with your Statement of Additional Information for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024
Supplement Dated
June 20, 2024

to the

Pacer Developed Markets Cash Cows Growth Leaders ETF (EAFG)
Statement of Additional Information
dated March 20, 2024, as previously supplemented;

a series of Pacer Funds Trust
(the “Fund”)

Effective June 24, 2024, the standard fixed creation transaction fee and the fixed redemption fee for the Fund, regardless of the number of Creation Units created or redeemed in the transaction, are set forth in the table below. The Fund may adjust the standard fixed creation transaction fee and the fixed redemption fee from time to time.

Name of Fund	Fixed Creation/Redemption Transaction Fee
Pacer Developed Markets Cash Cows Growth Leaders ETF	$750

Please retain this Supplement with your Statement of Additional Information for future reference.